SCHEDULE OF REVENUE DISAGGREGATED BY SALES (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Product Information [Line Items]
Total Net Sales	$ 1,091,983	$ 1,706,159	$ 8,402,488	$ 7,971,224
Direct to Consumer [Member]
Product Information [Line Items]
Total Net Sales	568,714	742,443	3,899,493	3,183,664
Wholesale [Member]
Product Information [Line Items]
Total Net Sales	269,341	318,157	1,595,553	1,657,851
Third Party [Member]
Product Information [Line Items]
Total Net Sales		171,223	1,119,887	294,967
Product [Member]
Product Information [Line Items]
Total Net Sales	838,055	1,231,823	6,614,933	5,136,482
Service [Member]
Product Information [Line Items]
Total Net Sales	$ 253,928	$ 474,336	$ 1,787,555	$ 2,834,742